UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trident Investment Management, LLC

Address:   777 Third Avenue
           New York, New York 10017


Form 13F File Number: 028-13816


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Krishnamurthy Narayanan
Title:  Managing Member
Phone:  (212) 350-4710

Signature,  Place,  and  Date  of  Signing:

/s/ Krishnamurthy Narayanan        New York, New York                 5/10/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      106,689
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
CLAYMORE EXCHANGE TRD FD TR GUGG S&P GBL WTR 18383Q507      717    29,946 SH       SOLE                 29,946      0    0
ISHARES INC                 MSCI CDA INDEX   464286509    9,393   329,474 SH       SOLE                329,474      0    0
ISHARES TR                  MSCI EMERG MKT   464287234   11,894   278,096 SH       SOLE                278,096      0    0
ISHARES TR                  S&P GBL HLTHCR   464287325    2,791    37,873 SH       SOLE                 37,873      0    0
JOHNSON & JOHNSON           COM              478160104    6,345    77,819 SH       SOLE                 77,819      0    0
MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100    1,893    50,000 SH       SOLE                 50,000      0    0
NEWMONT MINING CORP         NOTE 1.250% 7/1  651639AH9    5,603 5,000,000 PRN      SOLE                      -      0    0
POWERSHARES ETF TRUST       WATER RESOURCE   73935X575      972    42,301 SH       SOLE                 42,301      0    0
SELECT SECTOR SPDR TR       SBI CONS STPLS   81369Y308   19,984   502,480 SH       SOLE                502,480      0    0
SELECT SECTOR SPDR TR       SBI INT-ENERGY   81369Y506   12,995   163,857 SH       SOLE                163,857      0    0
SELECT SECTOR SPDR TR       SBI HEALTHCARE   81369Y209   22,233   483,225 SH       SOLE                483,225      0    0
SELECT SECTOR SPDR TR       SBI INT-UTILS    81369Y886   11,869   303,559 SH       SOLE                303,559      0    0